Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues generated from sales:
Supply chain trading business	$ 70,727,078
Revenues generated from services:
Small and Medium Enterprise financing solutions	44,822,386	36,615,078
Supply Chain financing solutions	2,498,446	2,313,136
Other financing solutions		435
Total revenue generated from services	47,320,832	38,928,649
TOTAL REVENUES	118,047,910	38,928,649
COST OF REVENUE:
Cost of revenue - services	(26,451,468)	(20,446,726)
Cost of revenue - sales	(69,854,217)
Business and sales related taxes	(165,506)	(218,238)
GROSS PROFIT	21,576,719	18,263,685
OPERATING EXPENSES:
Selling expenses	261,590	1,769,400
General and administrative expenses	5,177,548	3,830,198
Research and development expenses	834,195	636,488
Total operating expenses	6,273,333	6,236,086
INCOME FROM OPERATIONS	15,303,386	12,027,599
OTHER INCOME (EXPENSE):
Interest and investment income	1,249,509	836,857
Other income, net	1,512,562	460,187
Total other income (expense), net	2,762,071	1,297,044
INCOME BEFORE PROVISION FOR INCOME TAXES	18,065,457	13,324,643
PROVISION FOR INCOME TAXES	3,414,449	2,844,560
NET INCOME FROM CONTINUING OPERATIONS	14,651,008	10,480,083
DISCONTINUED OPERATIONS:
(Loss) from discontinued operations, net of tax	(292,069)
NET (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	(292,069)
NET INCOME	14,358,939	10,480,083
Less: net income from continuing operations attributable to non-controlling interest	330,620	93,855
Less: net (loss) from discontinued operations attributable to non-controlling interest	(143,114)
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS’	14,171,433	10,386,228
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation (loss) income	(8,182,987)	318,858
COMPREHENSIVE INCOME	5,988,446	10,705,086
Comprehensive (loss) attributable to non-controlling interests	(6,658)
COMPREHENSIVE INCOME ATTRIBUTABLE TO SHAREHOLDERS’	$ 5,995,104	$ 10,705,086
BASIC AND DILUTED EARNINGS (LOSS) PER COMMON SHARE:
Income from continuing operations (in Dollars per share)	$ 0.37	$ 0.51
(Loss) from discontinued operations (in Dollars per share)	(0.01)
TOTAL EARNINGS (LOSS) PER COMMON SHARE (in Dollars per share)	$ 0.36	$ 0.51
Weighted average number of shares outstanding-basic and diluted (in Shares)	39,912,629	20,555,129